Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ¥ / shares shares
Income Statement [Abstract]
Diluted	174,468,095	174,468,095	172,273,032	167,057,820	167,057,820
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.34)	¥ (2.41)	¥ (2.08)	$ 0.06	¥ (1.41)